Restricted Cash - Summary of Restricted Cash (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 5,012,451	$ 77,293	₨ 1,693,528
Restricted cash - current	3,629,037	55,960	821,891
Restricted cash - non-current	1,383,414	21,333	871,637
Bank Demand Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	3,629,037	55,960	821,891
Term Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 1,383,414	$ 21,333	₨ 871,637